SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Industrias Unicon CA
Entity Information [Line Items]
Level of price index	129.22	2,136.05	20.56
Acindar Industria Argentina de Aceros S.A.
Entity Information [Line Items]
Level of price index	0.547	0.479
Gains (losses) on net monetary position	$ 64	$ 45